Business Acquisition - Schedule of Estimated Amounts Recognized on Acquired Identifiable Intangible Asset and its Estimated Useful Life (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Jul. 31, 2015	Feb. 13, 2015
Buzzinate Company Limited [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount			$ 644
OptAim Limited [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount		$ 20,100
Computer Software [Member] | Buzzinate Company Limited [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated useful life	5 years
Gross carrying amount	$ 644
Computer Software [Member] | OptAim Limited [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated useful life	5 years
Gross carrying amount	$ 20,100